Investments in Joint Ventures and Associates - Summary of Overview of Summarized Financial Information to Carrying Amount of Joint Ventures (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Jan. 01, 2019	Dec. 31, 2018
Disclosure of joint ventures [Line Items]
Carrying amount	€ 1,376	€ 1,983		€ 1,745	€ 1,745
Santander Spain Life [member]
Disclosure of joint ventures [Line Items]
Net assets of joint venture as presented above	399	219
Net assets of joint venture excluding goodwill	66	2
Goodwill on acquisition	333	217
Carrying amount	366	220
Santander Spain Life [member] | Aegon [member]
Disclosure of joint ventures [Line Items]
Net assets of joint venture excluding goodwill	34	2
Other Joint ventures [member]
Disclosure of joint ventures [Line Items]
Net assets of joint venture as presented above	2,154	1,663	[1]
Net assets of joint venture excluding goodwill	1,760	1,501	[1]
Goodwill on acquisition	244	162	[1]
Carrying amount	1,011	928	[1]
Other Joint ventures [member] | Aegon [member]
Disclosure of joint ventures [Line Items]
Net assets of joint venture excluding goodwill	€ 766	€ 765	[1]

[1]	The comparative figures have been adjusted following the classification of material joint ventures and associates for 2020.